Miles Funds, Inc. Institutional Money Market Fund (Prospectus Summary) | Miles Funds, Inc. Institutional Money Market Fund
Institutional Money Market Fund
Investment Objective Goals
The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a "money market fund" that seeks to maintain a stable net asset value of
$1.00 per share. The Fund accepts investments from "Educational Institutions"
qualified to invest in SEC-registered money market funds under all applicable federal and state laws and regulations.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (Fees paid directly from your investment) NONE
ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage value of your investment)
Annual Fund Operating Expenses		Miles Funds, Inc. Institutional Money Market Fund Institutional Money Market Fund
Management Fees	[1]	0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.39%
Acquired funds fees and expenses	[2]	none
Total Fund Operating Expenses	[1]	0.74%
[1]	The Fund's Adviser is currently voluntarily waiving or reimbursing all or a portion of management fees and other expenses such that total fund operating expenses are currently accruing at 0.12 percent. The Adviser may eliminate all or part of waivers or payments at any time.
[2]	The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's indirect expenses from investing in the acquired funds are based upon the average allocation of the Fund's investments in the acquired funds for the fiscal year ended March 31, 2011 and upon the actual total operating expenses from their most recent shareholders reports (including any current waivers). Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the fiscal year ended March 31, 2011 these "Acquired Fund Fees and Expenses" were 0.00 percent. There were no investments in other money market funds.

EXPENSE EXAMPLE
The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense
Example assumes that you invest $10,000 in the Fund for the periods indicated.
As you pay no redemption fees or charges if you redeem your shares, the costs are same if you do or do not redeem your shares at the end of the period. The
Expense Example also assumes that your investment has a 5 percent return each year and that the Fund's total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Expense Example (USD $)	Miles Funds, Inc. Institutional Money Market Fund Institutional Money Market Fund
After 1 year	76
After 3 years	237
After 5 years	411
After 10 years	918

Principal Investment Strategies
The Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. The Fund primarily invests in:

o U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

o redeemable interest-bearing ownership certificates issued by one or more guaranteed loan trusts created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration guaranteed loans;

o certificates of deposit and bankers' acceptances issued by U.S. banks that have assets in excess of $10,000,000, and obligations of other banks or savings and loans insured by the FDIC (including CDARS)  and credit unions insured by
  NCUA; and

o repurchase agreements collateralized by the types of securities listed above.

Principal Risks
The principal risks of investing in the Fund are interest rate risk, credit risk and security selection risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o Interest Rate Risk. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.

o Credit Risk. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.

o Security Selection Risk. This risk is the possibility that the choices in selecting securities do not perform as well as alternative securities.

Performance
Calendar year chart
[1]	Partial year annualized for graphical comparison

The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2011 was 0.02 percent. During the period shown in the bar chart, the highest return for a quarter was 1.30 percent (quarter ending
09/30/06) and the lowest return for a quarter was 0.04 percent (quarter ending
12/31/10).

Average Annual Total Return as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Miles Funds, Inc. Institutional Money Market Fund Institutional Money Market Fund	0.18%	0.97%	2.54%	2.62%	Mar. 07, 2005	[1]
[1]	Inception Date 03/07/05, total return is annualized.

To obtain current yield information for the Fund, please call 866-720-2995.